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ERIC D. SIMANEK eric.simanek@dechert.com +1 202 261 3424 Direct +1 202 261 3048 Fax

February 14, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (the “Registrant”)

File Nos. 333-35883 and 811-08361

Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Goldman Sachs Trust (the “Registrant”), electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 44 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act. This Registration Statement is being filed for the purpose of updating disclosure related to changes to the fundamental investment restrictions of the Goldman Sachs Money Market Fund (the “Fund”), which could be construed as material. This Amendment is making no material changes to the investment strategies, policies or risks of the other series of the Registrant.

We hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the SEC and its Staff of the changes contained herein, because the additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Trust previously filed in Post-Effective Amendment No. 33 to the Trust’s registration statement on Form N-1A.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3424.

Filing Desk February 14, 2014 Page 2

Very truly yours,

/s/ Eric D. Simanek

Eric D. Simanek